Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finance And Operating Leases
Operating lease assets	$ 338,481	$ 341,625
Lease Liability - current	177,761	124,095
Lease liability – non-current	$ 194,373	$ 229,076